Summary of Significant Accounting Policies - Depreciable Lives of Premises and Equipment (Details)	12 Months Ended
Dec. 31, 2013
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	5 years
Minimum | Equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	3 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	1 year
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	50 years
Maximum | Equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	20 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	10 years